CASH AND CASH EQUIVALENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash and cash equivalents
- Cash on hand		¥ 1		¥ 1
- Cash at bank	101	726		3,081
Total	$ 101	¥ 727	$ 430	¥ 3,082	¥ 8,779	¥ 4,753